Consolidated Statements of Changes in Stockholder's Deficit - USD ($)	Class A Ordinary Shares [Member] Compass Digital Acquisition Corp [Member]	Class B Ordinary Shares [Member] Compass Digital Acquisition Corp [Member]	Common Stock [Member] Compass Digital Acquisition Corp [Member]	Common Stock [Member] Titan Holdings Corp [Member]	Common Stock [Member] Key Mining Corp [Member]	Additional Paid-in Capital [Member] Compass Digital Acquisition Corp [Member]	Additional Paid-in Capital [Member] Titan Holdings Corp [Member]	Additional Paid-in Capital [Member] Key Mining Corp [Member]	Stock and Warrants to be Issued [Member] Compass Digital Acquisition Corp [Member]	Stock and Warrants to be Issued [Member] Key Mining Corp [Member]	Retained Earnings [Member] Compass Digital Acquisition Corp [Member]	Retained Earnings [Member] Titan Holdings Corp [Member]	Retained Earnings [Member] Key Mining Corp [Member]	Total Shareholders Deficit [Member] Compass Digital Acquisition Corp [Member]	Total Shareholders Deficit [Member] Titan Holdings Corp [Member]	Total Shareholders Deficit [Member] Key Mining Corp [Member]	Subscription Receivable [Member] Titan Holdings Corp [Member]
Balance at Dec. 31, 2023	$ 60	$ 471			$ 77,222			$ 15,867,685			$ (1,369,588)		$ (9,825,640)	$ (1,369,057)		$ 6,119,267
Balance, shares at Dec. 31, 2023	600,000	4,710,122			77,222,388
Allocation of Polar Capital Investment payable proceeds to equity instrument						613,640								613,640
Conversion of Class B Ordinary Shares into Class A Ordinary Shares	$ 260	$ (260)
Conversion of Class B Ordinary Shares into Class A Ordinary Shares, shares	2,600,000	(2,600,000)
Accretion of Class A Ordinary Shares subject to redemption						(613,640)					(1,314,469)			(1,928,109)
Net loss											(3,545,486)		(4,397,779)	(3,545,486)		(4,397,779)
Common stock units to be issued for cash										1,706,997						1,706,997
Common stock units to be issued for cash, shares
Common stock units issued to officers’ and directors’										52,500						52,500
Common stock units issued to officers and directors, shares
Balance at Dec. 31, 2024	$ 320	$ 211			$ 77,222			15,867,685		1,759,497	(6,229,543)		(14,223,419)	(6,229,012)		3,480,985
Balance, shares at Dec. 31, 2024	3,200,000	2,110,122			77,222,388
Allocation of Polar Capital Investment payable proceeds to equity instrument						215,753								215,753
Accretion of Class A Ordinary Shares subject to redemption						(9,938)					(334,873)			(344,811)
Net loss											(2,991,929)		(2,397,394)	(2,991,929)		(2,397,394)
Common stock issued for cash					$ 1,404			209,196								210,600
Common stock issued for cash, shares					1,404,001
Common stock units to be issued for cash					$ 7,730			1,699,267		(1,706,997)
Common stock units to be issued for cash, shares					7,730,000
Common stock units issued to officers’ and directors’					$ 210			52,290		(52,500)
Common stock units issued to officers and directors, shares					210,000
Common stock and warrants issued for cash					$ 4,352			942,208								946,560
Common stock and warrants issued for cash, shares					4,352,000
Common stock issued for services					$ 200			49,800								50,000
Common stock issued for services, shares					200,000
Common stock to be issued for mineral interests										300,000						300,000
Balance at Dec. 31, 2025	$ 320	$ 211			$ 91,118	205,815	$ 100	18,820,446		300,000	(9,556,345)	$ (6,576)	(16,620,813)	(9,349,999)	$ (6,576)	2,590,751	$ (100)
Balance, shares at Dec. 31, 2025	3,200,000	2,110,122		1,000	91,118,389
Balance at Dec. 29, 2025
Balance, shares at Dec. 29, 2025
Net loss												(6,576)			(6,576)
Common stock issued for cash							100										(100)
Common stock issued for cash, shares				1,000
Balance at Dec. 31, 2025	$ 320	$ 211			$ 91,118	$ 205,815	$ 100	$ 18,820,446		$ 300,000	$ (9,556,345)	$ (6,576)	$ (16,620,813)	$ (9,349,999)	$ (6,576)	$ 2,590,751	$ (100)
Balance, shares at Dec. 31, 2025	3,200,000	2,110,122		1,000	91,118,389